Document and Entity Information	12 Months Ended
Aug. 29, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2013
Registrant Name	WASATCH FUNDS TRUST
Central Index Key	0000806633
Amendment Flag	false
Document Creation Date	Aug 29, 2013
Document Effective Date	Aug 29, 2013
Prospectus Date	Aug 29, 2013

Wasatch Emerging Markets Small Cap Fund
WASATCH EMERGING MARKETS SMALL CAP FUND — Summary
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Wasatch Emerging Markets Small Cap Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	none
Maximum Account Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wasatch Emerging Markets Small Cap Fund Investor Class Shares
Management Fee		1.75%
Distribution/Service (12b-1) Fee		none
Other Expenses		0.38%
Total Annual Fund Operating Expenses	[1]	2.13%
Expense Reimbursement		(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.95%
[1]	The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.95% until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract's expiration. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE
This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wasatch Emerging Markets Small Cap Fund Investor Class	198	650	1,128	2,447

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in small companies tied economically to emerging markets.
Under normal market conditions, we will invest at least 80% of the Fund’s assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies that are tied economically to emerging market countries. The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $3 billion or the market capitalization of the largest company in the Morgan Stanley Capital International (MSCI) Emerging Markets Small Cap Index during the most recent 12 month period.
Emerging market countries are those currently included in the MSCI Emerging Markets Index. We will generally consider qualifying investments to be in companies that are listed on an exchange in an emerging market country, that have at least 50% of their assets in an emerging market country, or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country.
We travel extensively outside of the U.S. to visit companies and expect to meet with senior management. We use a process of quantitative screening followed by “bottom up” fundamental analysis to identify individual companies that we believe have above average revenue and earnings growth potential.
We do not use allocation models to restrict the Fund’s investments to certain regions, countries or industries.
The Fund may invest a large percentage of its assets in a few sectors, including consumer discretionary, financials, industrials, consumer staples, materials, energy, information technology and health care.
PRINCIPAL RISKS
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
The Fund is subject to the following principal investment risks:
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Stock Selection Risk. The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics). The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.
Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.
Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns.
Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.
Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.
Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
HISTORICAL PERFORMANCE
The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.
WASATCH EMERGING MARKETS SMALL CAP FUND — INVESTOR CLASS Year by Year Total Returns

Best and Worst Quarterly Returns
Best — 6/30/09	56.10%
Worst — 12/31/08	-32.16%
Year-to-date return through 6/30/13 was -2.49%.
Average Annual Total Returns — (as of 12/31/12)
Average Annual Total Returns Wasatch Emerging Markets Small Cap Fund		1 Year	5 Years	Since Inception	Inception Date
Investor Class		27.75%	7.71%	6.96%	Oct 1, 2007
Investor Class Return after taxes on distributions		27.66%	7.65%	6.88%	Oct 1, 2007
Investor Class Return after taxes on distributions and sale of Fund shares		18.16%	6.65%	5.99%	Oct 1, 2007
MSCI Emerging Markets Small Cap Index (reflects no deductions for fees, expenses or taxes)	[1]	22.22%	0.21%	(0.05%)	Oct 1, 2007
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	[1]	18.22%	(0.92%)	(0.19%)	Oct 1, 2007
[1]	Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Aug 29, 2013
Wasatch Emerging Markets Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WASATCH EMERGING MARKETS SMALL CAP FUND — Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in small companies tied economically to emerging markets.
Under normal market conditions, we will invest at least 80% of the Fund’s assets in the equity securities (including common stock, preferred stock and securities convertible into common stock) of companies that are tied economically to emerging market countries. The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $3 billion or the market capitalization of the largest company in the Morgan Stanley Capital International (MSCI) Emerging Markets Small Cap Index during the most recent 12 month period.
Emerging market countries are those currently included in the MSCI Emerging Markets Index. We will generally consider qualifying investments to be in companies that are listed on an exchange in an emerging market country, that have at least 50% of their assets in an emerging market country, or that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed in an emerging market country.
We travel extensively outside of the U.S. to visit companies and expect to meet with senior management. We use a process of quantitative screening followed by “bottom up” fundamental analysis to identify individual companies that we believe have above average revenue and earnings growth potential.
We do not use allocation models to restrict the Fund’s investments to certain regions, countries or industries.
		The Fund may invest a large percentage of its assets in a few sectors, including consumer discretionary, financials, industrials, consumer staples, materials, energy, information technology and health care.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
The Fund is subject to the following principal investment risks:
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Stock Selection Risk. The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics). The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.
Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.
Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns.
Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.
Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.
		Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables provide information on how the Investor Class of the Fund has performed over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.WasatchFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	WASATCH EMERGING MARKETS SMALL CAP FUND — INVESTOR CLASS Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns
Best — 6/30/09	56.10%
Worst — 12/31/08	-32.16%
		Year-to-date return through 6/30/13 was -2.49%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — (as of 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Wasatch Emerging Markets Small Cap Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	1.75%
Distribution/Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	198
3 Years	rr_ExpenseExampleYear03	650
5 Years	rr_ExpenseExampleYear05	1,128
10 Years	rr_ExpenseExampleYear10	2,447
2008	rr_AnnualReturn2008	(57.08%)
2009	rr_AnnualReturn2009	117.72%
2010	rr_AnnualReturn2010	41.22%
2011	rr_AnnualReturn2011	(14.01%)
2012	rr_AnnualReturn2012	27.75%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.49%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	56.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.16%)
1 Year	rr_AverageAnnualReturnYear01	27.75%
5 Years	rr_AverageAnnualReturnYear05	7.71%
Since Inception	rr_AverageAnnualReturnSinceInception	6.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Wasatch Emerging Markets Small Cap Fund | Return after taxes on distributions | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.66%
5 Years	rr_AverageAnnualReturnYear05	7.65%
Since Inception	rr_AverageAnnualReturnSinceInception	6.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Wasatch Emerging Markets Small Cap Fund | Return after taxes on distributions and sale of Fund shares | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.16%
5 Years	rr_AverageAnnualReturnYear05	6.65%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007
Wasatch Emerging Markets Small Cap Fund | MSCI Emerging Markets Small Cap Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.22%	[2]
5 Years	rr_AverageAnnualReturnYear05	0.21%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.05%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007	[2]
Wasatch Emerging Markets Small Cap Fund | MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.22%	[2]
5 Years	rr_AverageAnnualReturnYear05	(0.92%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.19%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2007	[2]

[1]	The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.95% until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract's expiration. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date.
[2]	Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

Wasatch Small Cap Growth Fund
WASATCH SMALL CAP GROWTH FUND — Summary
INVESTMENT OBJECTIVE
The Fund’s primary investment objective is long-term growth of capital.
Income is a secondary objective, but only when consistent with long-term growth of capital. Currently, we do not expect the Fund’s investments to generate substantial income.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Wasatch Small Cap Growth Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	none
Maximum Account Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wasatch Small Cap Growth Fund Investor Class Shares
Management Fee		1.00%
Distribution/Service (12b-1) Fee		none
Other Expenses		0.24%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	1.26%
[1]	The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). Acquired Fund Fees and Expenses are not included in the expense limitation. The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract's expiration. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date. There were no reimbursements for the Investor Class shares of the Fund during 2012. The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund's most recent Annual Report and Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

EXAMPLE
This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wasatch Small Cap Growth Fund Investor Class	128	399	691	1,522

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in small growth companies.
Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $3 billion or the market capitalization of the largest company in the Russell 2000 Index as of its most recent reconstitution date.
The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are publicly traded in the United States are not defined as foreign companies and are not subject to this limitation.
Within the Fund’s portfolio, we seek to create a blend of “core” companies that we believe have the potential to grow steadily over long periods of time at faster rates than average large companies, and “high growth” companies that we believe have the potential to grow faster and more aggressively than core companies. The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.
We use a “bottom up” process of fundamental analysis to look for individual companies that we believe have superior growth prospects. Our analysis may include studying a company’s financial statements, building proprietary financial models, visiting company facilities, and meeting with executive management, suppliers and customers.
The Fund may invest a large percentage of its assets in a few sectors, including information technology, industrials, consumer discretionary, health care, energy and financials.
The Fund may invest in initial public offerings (IPOs).
PRINCIPAL RISKS
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
The Fund is subject to the following principal investment risks:
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Stock Selection Risk. The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics). The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.
Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.
Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.
Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.
Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.
Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.
Consumer discretionary sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
Energy Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.
Financials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the financial segment, such as banks, insurance companies, broker-dealers and real estate investment trusts, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.
Health Care Stock Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.
Industrials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the industrial segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.
Information Technology Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
HISTORICAL PERFORMANCE
The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.
WASATCH SMALL CAP GROWTH FUND — INVESTOR CLASS Year by Year Total Returns

Best and Worst Quarterly Returns
Best — 6/30/03	25.79%
Worst — 12/31/08	-22.04%
Year-to-date return through 6/30/13 was 13.39%.
Average Annual Total Returns — (as of 12/31/12)
Average Annual Total Returns Wasatch Small Cap Growth Fund	1 Year	5 Years	10 Years
Investor Class	16.95%	5.51%	9.66%
Investor Class Return after taxes on distributions	15.79%	5.16%	8.93%
Investor Class Return after taxes on distributions and sale of Fund shares	12.54%	4.73%	8.46%
Russell 2000�� Growth Index (reflects no deductions for fees, expenses or taxes)	14.59%	3.49%	9.80%
Russell 2000�� Index (reflects no deductions for fees, expenses or taxes)	16.35%	3.56%	9.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Aug 29, 2013
Wasatch Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WASATCH SMALL CAP GROWTH FUND — Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective, but only when consistent with long-term growth of capital. Currently, we do not expect the Fund’s investments to generate substantial income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund’s most recent Annual Report and Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in small growth companies.
Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $3 billion or the market capitalization of the largest company in the Russell 2000 Index as of its most recent reconstitution date.
The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are publicly traded in the United States are not defined as foreign companies and are not subject to this limitation.
Within the Fund’s portfolio, we seek to create a blend of “core” companies that we believe have the potential to grow steadily over long periods of time at faster rates than average large companies, and “high growth” companies that we believe have the potential to grow faster and more aggressively than core companies. The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.
We use a “bottom up” process of fundamental analysis to look for individual companies that we believe have superior growth prospects. Our analysis may include studying a company’s financial statements, building proprietary financial models, visiting company facilities, and meeting with executive management, suppliers and customers.
The Fund may invest a large percentage of its assets in a few sectors, including information technology, industrials, consumer discretionary, health care, energy and financials.
		The Fund may invest in initial public offerings (IPOs).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
The Fund is subject to the following principal investment risks:
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Stock Selection Risk. The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics). The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.
Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.
Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.
Growth Stock Risk. Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks, and they may fall or not appreciate in step with the broader securities markets.
Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.
Initial Public Offerings (IPOs) Risk. IPOs involve a higher degree of risk because companies involved in IPOs generally have limited operating histories and their prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information.
Consumer discretionary sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
Energy Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.
Financials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the financial segment, such as banks, insurance companies, broker-dealers and real estate investment trusts, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.
Health Care Stock Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.
Industrials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the industrial segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.
		Information Technology Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables provide information on how the Investor Class of the Fund has performed over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.WasatchFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	WASATCH SMALL CAP GROWTH FUND — INVESTOR CLASS Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns
Best — 6/30/03	25.79%
Worst — 12/31/08	-22.04%
		Year-to-date return through 6/30/13 was 13.39%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — (as of 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Wasatch Small Cap Growth Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution/Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26% [1]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	399
5 Years	rr_ExpenseExampleYear05	691
10 Years	rr_ExpenseExampleYear10	1,522
2003	rr_AnnualReturn2003	37.43%
2004	rr_AnnualReturn2004	13.36%
2005	rr_AnnualReturn2005	5.14%
2006	rr_AnnualReturn2006	8.40%
2007	rr_AnnualReturn2007	8.36%
2008	rr_AnnualReturn2008	(41.66%)
2009	rr_AnnualReturn2009	48.74%
2010	rr_AnnualReturn2010	28.92%
2011	rr_AnnualReturn2011	(0.06%)
2012	rr_AnnualReturn2012	16.95%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.04%)
1 Year	rr_AverageAnnualReturnYear01	16.95%
5 Years	rr_AverageAnnualReturnYear05	5.51%
10 Years	rr_AverageAnnualReturnYear10	9.66%
Wasatch Small Cap Growth Fund | Return after taxes on distributions | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.79%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	8.93%
Wasatch Small Cap Growth Fund | Return after taxes on distributions and sale of Fund shares | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.54%
5 Years	rr_AverageAnnualReturnYear05	4.73%
10 Years	rr_AverageAnnualReturnYear10	8.46%
Wasatch Small Cap Growth Fund | Russell 2000�� Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%
Wasatch Small Cap Growth Fund | Russell 2000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	9.72%

[1]	The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). Acquired Fund Fees and Expenses are not included in the expense limitation. The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract's expiration. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date. There were no reimbursements for the Investor Class shares of the Fund during 2012. The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund's most recent Annual Report and Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Investor Class | Wasatch Small Cap Value Fund
WASATCH SMALL CAP VALUE FUND — Summary
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
Income is a secondary objective, but only when consistent with long-term growth of capital. Currently, we do not expect the Fund’s investments to generate substantial income.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Investor Class Wasatch Small Cap Value Fund Investor Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	none
Maximum Account Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Class Wasatch Small Cap Value Fund Investor Class Shares
Management Fee	[1]	1.00%
Distribution/Service (12b-1) Fee	[1]	none
Other Expenses	[1]	0.29%
Total Annual Fund Operating Expenses	[1][2]	1.29%
[1]	The Fund's operating expenses have been restated to reflect a reduction in the management fee, effective January 31, 2012, as if such changes had been in effect during the fiscal year ended September 30, 2012. The information has been restated to better reflect anticipated expenses of the Fund.
[2]	The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract's expiration. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date. There were no reimbursements for the Investor Class shares of the Fund during 2012.

EXAMPLE
This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Wasatch Small Cap Value Fund	131	408	707	1,556

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in small companies.
Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity securities which includes any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds) of small-capitalization companies. The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $3 billion or the market capitalization of the largest company in the Russell 2000 Index as of its most recent reconstitution date.
The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are publicly traded in the United States are not defined as foreign companies and are not subject to this limitation.
The Fund may also invest in growth companies if the Advisor believes that current valuation is at a sufficient discount to the projected long-term earnings growth rate. The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.
We use a “bottom-up” process of fundamental analysis to look for individual companies that we believe are temporarily undervalued but have significant potential for stock price appreciation. Our analysis may include studying a company’s financial statements, visiting company facilities, and meeting with executive management, suppliers and customers.
We typically look for companies that we believe fall into one of these three categories at the time of purchase:
  Undiscovered Gems — Companies with good growth potential which have yet to be broadly discovered by Wall Street analysts, thus leaving them attractively undervalued relative to their expected growth.
  Fallen Angels — High quality growth companies that have experienced a temporary setback and therefore have appealing valuations relative to their long term growth potential.
  Quality Value — Quality companies with earnings potential that is not fully reflected in their stock prices.
The Fund may invest a large percentage of its assets in a few sectors, including industrials, information technology, financials, consumer discretionary, health care and energy.
PRINCIPAL RISKS
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
The Fund is subject to the following principal investment risks:
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Stock Selection Risk. The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics). The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.
Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.
Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.
Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.
Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.
Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Consumer Discretionary Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
Energy Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.
Health Care Stock Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.
Industrials Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the industrial segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.
Information Technology Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
HISTORICAL PERFORMANCE
The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.
WASATCH SMALL CAP VALUE FUND — INVESTOR CLASS Year by Year Total Returns

Best and Worst Quarterly Returns
Best — 6/30/09	33.91%
Worst — 12/31/08	-34.04%
Year-to-date through 6/30/13 was 17.41%.
Average Annual Total Returns — (as of 12/31/12)
Average Annual Total Returns Investor Class	1 Year	5 Years	10 Years
Wasatch Small Cap Value Fund	16.52%	2.46%	9.49%
Wasatch Small Cap Value Fund Return after taxes on distributions	16.52%	2.46%	8.05%
Wasatch Small Cap Value Fund Return after taxes on distributions and sale of Fund shares	10.74%	2.11%	7.96%
Wasatch Small Cap Value Fund Russell 2000�� Value Index (reflects no deductions for fees, expenses or taxes)	18.05%	3.55%	9.50%
Wasatch Small Cap Value Fund Russell 2000�� Index (reflects no deductions for fees, expenses or taxes)	16.35%	3.56%	9.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Aug 29, 2013
Investor Class | Wasatch Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WASATCH SMALL CAP VALUE FUND — Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective, but only when consistent with long-term growth of capital. Currently, we do not expect the Fund’s investments to generate substantial income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, sell or hold Investor Class shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). Higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s operating expenses have been restated to reflect a reduction in the management fee, effective January 31, 2012, as if such changes had been in effect during the fiscal year ended September 30, 2012. The information has been restated to better reflect anticipated expenses of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Investor Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Investor Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the operating expenses (as a percentage of net assets) of the Fund’s Investor Class remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in small companies.
Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity securities which includes any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds) of small-capitalization companies. The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $3 billion or the market capitalization of the largest company in the Russell 2000 Index as of its most recent reconstitution date.
The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are publicly traded in the United States are not defined as foreign companies and are not subject to this limitation.
The Fund may also invest in growth companies if the Advisor believes that current valuation is at a sufficient discount to the projected long-term earnings growth rate. The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.
We use a “bottom-up” process of fundamental analysis to look for individual companies that we believe are temporarily undervalued but have significant potential for stock price appreciation. Our analysis may include studying a company’s financial statements, visiting company facilities, and meeting with executive management, suppliers and customers.
We typically look for companies that we believe fall into one of these three categories at the time of purchase:
  Undiscovered Gems — Companies with good growth potential which have yet to be broadly discovered by Wall Street analysts, thus leaving them attractively undervalued relative to their expected growth.
  Fallen Angels — High quality growth companies that have experienced a temporary setback and therefore have appealing valuations relative to their long term growth potential.
  Quality Value — Quality companies with earnings potential that is not fully reflected in their stock prices.
		The Fund may invest a large percentage of its assets in a few sectors, including industrials, information technology, financials, consumer discretionary, health care and energy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
The Fund is subject to the following principal investment risks:
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Stock Selection Risk. The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics). The Fund’s investments may decline in value even when the overall stock market is not in a general decline.
Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.
Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.
Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.
Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.
Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.
Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Consumer Discretionary Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
Energy Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.
Health Care Stock Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.
Industrials Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the industrial segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.
		Information Technology Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following tables provide information on how the Investor Class of the Fund has performed over time. The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the best and worst quarterly performance of the Fund’s Investor Class for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables provide information on how the Investor Class of the Fund has performed over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.WasatchFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance, before and after taxes, of the Fund’s Investor Class is not necessarily an indication of how these shares will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	WASATCH SMALL CAP VALUE FUND — INVESTOR CLASS Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns
Best — 6/30/09	33.91%
Worst — 12/31/08	-34.04%
		Year-to-date through 6/30/13 was 17.41%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — (as of 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Investor Class | Wasatch Small Cap Value Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution/Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[1],[2]
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	408
5 Years	rr_ExpenseExampleYear05	707
10 Years	rr_ExpenseExampleYear10	1,556
2003	rr_AnnualReturn2003	54.57%
2004	rr_AnnualReturn2004	21.58%
2005	rr_AnnualReturn2005	4.76%
2006	rr_AnnualReturn2006	14.84%
2007	rr_AnnualReturn2007	(3.00%)
2008	rr_AnnualReturn2008	(47.75%)
2009	rr_AnnualReturn2009	55.91%
2010	rr_AnnualReturn2010	25.52%
2011	rr_AnnualReturn2011	(5.22%)
2012	rr_AnnualReturn2012	16.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.04%)
1 Year	rr_AverageAnnualReturnYear01	16.52%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	9.49%
Investor Class | Wasatch Small Cap Value Fund | Return after taxes on distributions | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.52%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	8.05%
Investor Class | Wasatch Small Cap Value Fund | Return after taxes on distributions and sale of Fund shares | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.74%
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	7.96%
Investor Class | Wasatch Small Cap Value Fund | Russell 2000�� Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	9.50%
Investor Class | Wasatch Small Cap Value Fund | Russell 2000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	9.72%

[1]	The Fund's operating expenses have been restated to reflect a reduction in the management fee, effective January 31, 2012, as if such changes had been in effect during the fiscal year ended September 30, 2012. The information has been restated to better reflect anticipated expenses of the Fund.
[2]	The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.50% until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract's expiration. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date. There were no reimbursements for the Investor Class shares of the Fund during 2012.

Institutional Class | Wasatch Small Cap Value Fund
WASATCH SMALL CAP VALUE FUND — Summary
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
Income is a secondary objective, but only when consistent with long-term growth of capital. Currently, we do not expect the Fund’s investments to generate substantial income.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy, sell or hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Institutional Class Wasatch Small Cap Value Fund Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	2.00%
Exchange Fee	none
Maximum Account Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Class Wasatch Small Cap Value Fund Institutional Class Shares
Management Fee	[1]	1.00%
Distribution/Service (12b-1) Fee	[1]	none
Other Expenses	[1]	0.66%
Total Annual Fund Operating Expenses	[1][2]	1.66%
Expense Reimbursement	[1]	(0.51%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.15%
[1]	The Fund's operating expenses have been restated to reflect a reduction in the management fee, effective January 31, 2012, as if such changes had been in effect during the fiscal year ended September 30, 2012. The information has been restated to better reflect anticipated expenses of the Fund.
[2]	Wasatch Advisors, Inc., the Fund's investment advisor, has contractually agreed to reimburse the Institutional Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.15% until at least January 31, 2015 (excluding dividend expense on short sales/interest expense, interest, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract's expiration date. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date.

EXAMPLE
This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses (as a percentage of net assets) remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Wasatch Small Cap Value Fund	117	473	853	1,922

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in small companies.
Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity securities which includes any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds) of small-capitalization companies. The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $3 billion or the market capitalization of the largest company in the Russell 2000 Index as of its most recent reconstitution date.
The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are publicly traded in the United States are not defined as foreign companies and are not subject to this limitation.
The Fund may also invest in growth companies if the Advisor believes that current valuation is at a sufficient discount to the projected long-term earnings growth rate. The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.
We use a “bottom-up” process of fundamental analysis to look for individual companies that we believe are temporarily under- valued but have significant potential for stock price appreciation. Our analysis may include studying a company’s financial state- ments, visiting company facilities, and meeting with executive management, suppliers and customers.
We typically look for companies that we believe fall into one of these three categories at the time of purchase:
  Undiscovered Gems — Companies with good growth potential which have yet to be broadly discovered by Wall Street analysts, thus leaving them attractively undervalued relative to their expected growth.
  Fallen Angels — High quality growth companies that have experienced a temporary setback and therefore have appealing valu ations relative to their long term growth potential.
  Quality Value — Quality companies with earnings potential that is not fully reflected in their stock prices.
The Fund may invest a large percentage of its assets in a few sectors, including industrials, information technology, financials, consumer discretionary, health care and energy.
PRINCIPAL RISKS
All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
The Fund is subject to the following principal investment risks:
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Stock Selection Risk. The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics). The Fund’s investments may decline in value even when the overall stock market is not in general decline.
Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.
Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.
Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.
Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the mar ket, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.
Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.
Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Consumer discretionary sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
Energy Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.
Health Care Stock Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.
Industrials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the industrial segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.
Information Technology Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
HISTORICAL PERFORMANCE
The following tables provide information on how the Fund has performed over time. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the Fund’s best and worst quarterly performance for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. The Fund’s Institutional Class commenced operations on January 31, 2012. The calendar year returns in the bar chart, the best and worst quarterly returns and the average annual total returns table are based on the Fund’s Investor Class shares. Investor Class shares are not offered in this Prospectus. Performance for Investor Class shares would be similar because the shares are invested in the same portfolio of securities and would differ only to the extent that Institutional Class shares have different expenses. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.
WASATCH SMALL CAP VALUE FUND — INVESTOR CLASS Year by Year Total Returns

Best and Worst Quarterly Returns
Best — 6/30/09	33.91%
Worst — 12/31/08	-34.04%
Year-to-Date through 6/30/13 was 17.62%.
Average Annual Total Returns — (as of 12/31/12)
Average Annual Total Returns Institutional Class Wasatch Small Cap Value Fund	1 Year	5 Years	10 Years
Investor Class	16.52%	2.46%	9.49%
Investor Class Return after taxes on distributions	16.52%	2.46%	8.05%
Investor Class Return after taxes on distributions and sale of Fund shares	10.74%	2.11%	7.96%
Russell 2000�� Value Index (reflects no deductions for fees, expenses or taxes)	18.05%	3.55%	9.50%
Russell 2000�� Index (reflects no deductions for fees, expenses or taxes)	16.35%	3.56%	9.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Aug 29, 2013
Institutional Class | Wasatch Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WASATCH SMALL CAP VALUE FUND — Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective, but only when consistent with long-term growth of capital. Currently, we do not expect the Fund’s investments to generate substantial income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, sell or hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund’s operating expenses have been restated to reflect a reduction in the management fee, effective January 31, 2012, as if such changes had been in effect during the fiscal year ended September 30, 2012. The information has been restated to better reflect anticipated expenses of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds. The example assumes that you invested $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeemed all of your shares at the end of those periods. The example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses (as a percentage of net assets) remained the same. The example reflects contractual fee waivers and reimbursements through January 31, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in small companies.
Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity securities which includes any instrument tied to a specific security or basket of securities, such as equity-linked derivatives and notes, certain options on common stock, and exchange traded funds) of small-capitalization companies. The Fund considers a company to be a small-capitalization company if its market capitalization, at the time of purchase, is less than the larger of $3 billion or the market capitalization of the largest company in the Russell 2000 Index as of its most recent reconstitution date.
The Fund may invest up to 20% of its total assets at the time of purchase in securities issued by foreign companies in developed or emerging markets. Securities issued by companies incorporated outside the United States whose securities are publicly traded in the United States are not defined as foreign companies and are not subject to this limitation.
The Fund may also invest in growth companies if the Advisor believes that current valuation is at a sufficient discount to the projected long-term earnings growth rate. The secondary objective of income is achieved when fast growing portfolio companies pay dividends, generated by cash flow, typically after achieving growth targets.
We use a “bottom-up” process of fundamental analysis to look for individual companies that we believe are temporarily under- valued but have significant potential for stock price appreciation. Our analysis may include studying a company’s financial state- ments, visiting company facilities, and meeting with executive management, suppliers and customers.
We typically look for companies that we believe fall into one of these three categories at the time of purchase:
  Undiscovered Gems — Companies with good growth potential which have yet to be broadly discovered by Wall Street analysts, thus leaving them attractively undervalued relative to their expected growth.
  Fallen Angels — High quality growth companies that have experienced a temporary setback and therefore have appealing valu ations relative to their long term growth potential.
  Quality Value — Quality companies with earnings potential that is not fully reflected in their stock prices.
		The Fund may invest a large percentage of its assets in a few sectors, including industrials, information technology, financials, consumer discretionary, health care and energy.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
The Fund is subject to the following principal investment risks:
Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.
Stock Selection Risk. The Fund invests primarily in equity securities (including common stock, preferred stock and securities convertible into common stock, warrants and rights, and other securities with equity characteristics). The Fund’s investments may decline in value even when the overall stock market is not in general decline.
Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.
Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.
Small Company Stock Risk. Small cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets, fewer product lines, and limited managerial and financial resources, resulting in volatile stock prices and a limited ability to sell them at a desirable time or price.
Value Investing Risk. Value investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the mar ket, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.
Sector Weightings Risk. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.
Financials Sector Risk. The financials sector is subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
Consumer discretionary sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
Energy Sector Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. The value of energy companies is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services, and tax policy and other government regulation.
Health Care Stock Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies.
Industrials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the industrial segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.
		Information Technology Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Stocks of information technology companies may be volatile because issuers are sensitive to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.
Risk Lose Money [Text]	rr_RiskLoseMoney	All investments carry some degree of risk that will affect the value of the Fund, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following tables provide information on how the Fund has performed over time. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The bar chart below is intended to provide you with an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, as represented by the Investor Class of the Fund. The table below is designed to help you evaluate your risk tolerance by showing the Fund’s best and worst quarterly performance for the years shown in the bar chart. The average annual total return table below allows you to compare the Fund’s performance over the time periods indicated to that of a broad-based market index and an additional index composed of securities similar to those held by the Fund. The Fund’s Institutional Class commenced operations on January 31, 2012. The calendar year returns in the bar chart, the best and worst quarterly returns and the average annual total returns table are based on the Fund’s Investor Class shares. Investor Class shares are not offered in this Prospectus. Performance for Investor Class shares would be similar because the shares are invested in the same portfolio of securities and would differ only to the extent that Institutional Class shares have different expenses. Performance information is updated regularly and is available on the Fund’s website www.WasatchFunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables provide information on how the Fund has performed over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.WasatchFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	WASATCH SMALL CAP VALUE FUND — INVESTOR CLASS Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns
Best — 6/30/09	33.91%
Worst — 12/31/08	-34.04%
		Year-to-Date through 6/30/13 was 17.62%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The Fund’s Institutional Class commenced operations on January 31, 2012. The calendar year returns in the bar chart, the best and worst quarterly returns and the average annual total returns table are based on the Fund’s Investor Class shares. Investor Class shares are not offered in this Prospectus. Performance for Investor Class shares would be similar because the shares are invested in the same portfolio of securities and would differ only to the extent that Institutional Class shares have different expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — (as of 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Institutional Class | Wasatch Small Cap Value Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution/Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.66%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[1],[2]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	473
5 Years	rr_ExpenseExampleYear05	853
10 Years	rr_ExpenseExampleYear10	1,922
Institutional Class | Wasatch Small Cap Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
2003	rr_AnnualReturn2003	54.57%
2004	rr_AnnualReturn2004	21.58%
2005	rr_AnnualReturn2005	4.76%
2006	rr_AnnualReturn2006	14.84%
2007	rr_AnnualReturn2007	(3.00%)
2008	rr_AnnualReturn2008	(47.75%)
2009	rr_AnnualReturn2009	55.91%
2010	rr_AnnualReturn2010	25.52%
2011	rr_AnnualReturn2011	(5.22%)
2012	rr_AnnualReturn2012	16.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.04%)
1 Year	rr_AverageAnnualReturnYear01	16.52%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	9.49%
Institutional Class | Wasatch Small Cap Value Fund | Return after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.52%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	8.05%
Institutional Class | Wasatch Small Cap Value Fund | Return after taxes on distributions and sale of Fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.74%
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	7.96%
Institutional Class | Wasatch Small Cap Value Fund | Russell 2000�� Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	9.50%
Institutional Class | Wasatch Small Cap Value Fund | Russell 2000�� Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	9.72%

[1]	The Fund's operating expenses have been restated to reflect a reduction in the management fee, effective January 31, 2012, as if such changes had been in effect during the fiscal year ended September 30, 2012. The information has been restated to better reflect anticipated expenses of the Fund.
[2]	Wasatch Advisors, Inc., the Fund's investment advisor, has contractually agreed to reimburse the Institutional Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.15% until at least January 31, 2015 (excluding dividend expense on short sales/interest expense, interest, taxes, brokerage commissions, other investment related costs and extraordinary expenses). The Board of Trustees is the only party that may terminate the contractual limitation prior to the contract's expiration date. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WASATCH FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Aug 29, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 29, 2013